Stock Options (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options Outstanding
Shares under option	3,315,917	1,037,267	1,182,650
Granted	388,131	336,750	325,000
Objet options from merger	77,631	3,286,909
Exercised	(1,741,953)	(1,322,047)	423,783
Expired			3,000
Forfeited	32,293	22,962	43,600
Shares under option	2,007,433	3,315,917	1,037,267
Weighted Average Exercise Price
Shares under option	$ 11.84	$ 18.59	$ 15.16
Granted	$ 86.22	$ 46.87	$ 25.42
Objet options from merger	$ 4.76	$ 6.10
Exercised	$ 7.18	$ 11.50	$ 14.61
Expired			$ 12.49
Forfeited	$ 30.40	$ 31.05	$ 16.08
Shares under option	$ 29.66	$ 11.84	$ 18.59
Minimum [Member]
Weighted Average Exercise Price
Shares under option	$ 2.21	$ 9.30	$ 8.27
Granted	$ 74.95	$ 46.87	$ 21.08
Objet options from merger	$ 2.74	$ 2.21
Exercised	$ 2.21	$ 2.21	$ 8.27
Expired			$ 12.49
Forfeited	$ 2.74	$ 9.30	$ 9.30
Shares under option	$ 2.21	$ 2.21	$ 9.30
Maximum [Member]
Weighted Average Exercise Price
Shares under option	$ 46.87	$ 33.06	$ 33.06
Granted	$ 120.51	$ 46.87	$ 25.95
Objet options from merger	$ 7.30	$ 15.64
Exercised	$ 74.95	$ 33.06	$ 24.65
Expired			$ 12.49
Forfeited	$ 91.56	$ 46.87	$ 25.50
Shares under option	$ 120.51	$ 46.87	$ 33.06